Securities - Summary of Amortized Cost Securities (Details) - CAD ($) $ in Millions	Jan. 31, 2026	Oct. 31, 2025
Disclosure of Detailed Information About Amortized Cost Securities [Line Items]
Debt securities at amortized cost	$ 92,117	$ 96,610
Canadian federal government
Disclosure of Detailed Information About Amortized Cost Securities [Line Items]
Debt securities at amortized cost	830	949
Canadian provincial and municipal governments
Disclosure of Detailed Information About Amortized Cost Securities [Line Items]
Debt securities at amortized cost	6,348	6,182
U.S. federal government
Disclosure of Detailed Information About Amortized Cost Securities [Line Items]
Debt securities at amortized cost	41,676	43,468
U.S. states, municipalities and agencies
Disclosure of Detailed Information About Amortized Cost Securities [Line Items]
Debt securities at amortized cost	160	165
Other governments
Disclosure of Detailed Information About Amortized Cost Securities [Line Items]
Debt securities at amortized cost	469	525
NHA MBS, U.S. agency MBS and CMO
Disclosure of Detailed Information About Amortized Cost Securities [Line Items]
Debt securities at amortized cost	35,540	37,770
Corporate debt
Disclosure of Detailed Information About Amortized Cost Securities [Line Items]
Debt securities at amortized cost	7,094	7,551
Fair value
Disclosure of Detailed Information About Amortized Cost Securities [Line Items]
Debt securities at amortized cost	86,627	90,448
Fair value | Canadian federal government
Disclosure of Detailed Information About Amortized Cost Securities [Line Items]
Debt securities at amortized cost	829	943
Fair value | Canadian provincial and municipal governments
Disclosure of Detailed Information About Amortized Cost Securities [Line Items]
Debt securities at amortized cost	6,416	6,220
Fair value | U.S. federal government
Disclosure of Detailed Information About Amortized Cost Securities [Line Items]
Debt securities at amortized cost	39,003	40,432
Fair value | U.S. states, municipalities and agencies
Disclosure of Detailed Information About Amortized Cost Securities [Line Items]
Debt securities at amortized cost	162	167
Fair value | Other governments
Disclosure of Detailed Information About Amortized Cost Securities [Line Items]
Debt securities at amortized cost	468	523
Fair value | NHA MBS, U.S. agency MBS and CMO
Disclosure of Detailed Information About Amortized Cost Securities [Line Items]
Debt securities at amortized cost	32,835	34,838
Fair value | Corporate debt
Disclosure of Detailed Information About Amortized Cost Securities [Line Items]
Debt securities at amortized cost	$ 6,914	$ 7,325